ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2022
ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY
Summary of condensed balance sheets

	As of December 31,
	2021	2022
	RMB	RMB	US$
			(Note 2)
ASSETS
Current assets:
Cash and cash equivalents	112,374	76,610	11,107
Short-term investments	528,909	1,253,628	181,759
Prepayments and other current assets	3,163	15,921	2,308
Total current assets	644,446	1,346,159	195,174
Investments in subsidiaries, VIE and VIE’s subsidiaries	2,959,723	4,102,926	594,868
Intangible assets, net	186,037	1,554,155	225,331
Total non-current assets	3,145,760	5,657,081	820,199
TOTAL ASSETS	3,790,206	7,003,240	1,015,373
LIABILITIES AND SHAREHOLDERS’ (DEFICIT) EQUITY
Accrued expenses and other current liabilities	1,577	3,520	510
TOTAL LIABILITIES	1,577	3,520	510
SHAREHOLDERS’ EQUITY
Ordinary shares (US$0.0001 par value, 2,000,000,000 and 2,000,000,000 shares authorized, 955,876,116 and 1,079,881,662 shares issued, 927,776,552 and 1,021,923,242 shares outstanding as of December 31, 2021 and 2022, respectively)	633	688	100
Additional paid-in capital	15,714,015	20,599,549	2,986,653
Accumulated deficit	(11,816,229)	(13,824,234)	(2,004,326)
Accumulated other comprehensive income (loss)	(109,790)	223,717	32,436
TOTAL SHAREHOLDERS’ EQUITY	3,788,629	6,999,720	1,014,863
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	3,790,206	7,003,240	1,015,373

Summary of condensed statements of operations and comprehensive loss

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
				(Note 2)
Expenses and income (loss)
Operating expenses	(513,407)	(358,458)	(668,231)	(96,883)
Interest income	18,955	29,633	24,366	3,533
Foreign exchange income (loss)	—	(311)	6,702	972
Other operating income	101	13,334	18,163	2,633
Equity in losses of subsidiaries, VIE and VIE’s subsidiaries	(1,210,825)	(2,155,325)	(1,389,005)	(201,387)
Net loss and net loss attributable to the Company	(1,705,176)	(2,471,127)	(2,008,005)	(291,132)
Accretion of convertible redeemable preferred shares	(375,649)	—	—	—
Net loss available to ordinary shareholders	(2,080,825)	(2,471,127)	(2,008,005)	(291,132)
Net Loss	(1,705,176)	(2,471,127)	(2,008,005)	(291,132)
Other comprehensive loss
Foreign currency translation adjustments	(209,963)	(39,487)	333,507	48,354
Total comprehensive loss	(1,915,139)	(2,510,614)	(1,674,498)	(242,778)

Summary of condensed statements of cashflow

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
				(Note 2)
Net cash provided by operating activities	1,571	42,829	16,869	2,446
Net cash used in investing activities	(20,652)	(4,001,123)	(3,126,808)	(453,345)
Net cash provided by/(used in) financing activities	5,181,447	(936,655)	3,061,020	443,806
Effect of foreign exchange rate changes on cash and cash equivalents	(173,133)	(22,483)	13,155	1,907
Net increase/(decrease) in cash and cash equivalents	4,989,233	(4,917,432)	(35,764)	(5,186)
Cash and cash equivalents, beginning of the year	40,573	5,029,806	112,374	16,293
Cash and cash equivalents, end of the year	5,029,806	112,374	76,610	11,107